Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Year-end spot rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.1268	$ 1	¥ 7.2556	$ 1	¥ 7,079,800.0000
Average rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.1074	$ 1	¥ 6.9263	$ 1	¥ 7,074,800.0000